Government Loans (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Loans
Principal outstanding	$ 404,780	$ 423,089	$ 679,866
Deferred loan costs, net of amortization	(3,268)	(3,496)	(4,408)
Subtotal	401,512	419,593	675,458
Less current portion	(74,739)	(74,134)	(53,858)
Total long term portion	$ 326,773	$ 345,459	$ 621,600